Impairment losses and goodwill - Impairment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	€ 56	€ 20	€ 814
Impairment of non-current assets	49	190	207
Impairment of fixed assets	(39)	(135)	(48)
Jordan Telecom and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	€ 56
Net carrying value of asset tested (as a percent)	100.00%
Recoverable amount of cash-generating unit	€ 700
Niger, cash generating unit [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of non-current assets	43	€ 52	26
Net carrying value of asset tested (as a percent)		100.00%
Recoverable amount of cash-generating unit		€ 100
Impairment of fixed assets	(43)
Orange Communications Luxembourg [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill		€ 19
Net carrying value of asset tested (as a percent)		100.00%
Recoverable amount of cash-generating unit		€ 100
Orange RDC [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment loss		120	109
Impairment of goodwill		1	95
Impairment of non-current assets		€ 119	€ 14
Net carrying value of asset tested (as a percent)		100.00%	100.00%
Recoverable amount of cash-generating unit		€ 100	€ 200
Orange Polska and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill			€ 494
Net carrying value of asset tested (as a percent)			100.00%
Recoverable amount of cash-generating unit			€ 3,800
Orange Cameroon [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill			€ 90
Net carrying value of asset tested (as a percent)			100.00%
Recoverable amount of cash-generating unit			€ 300
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment loss			232
Impairment of goodwill			80
Impairment of non-current assets	€ 4	€ (2)	€ 152
Net carrying value of asset tested (as a percent)			100.00%
Recoverable amount of cash-generating unit			€ 800
Orange Romania [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill			€ 55